Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deposits [Abstract]
Summary of interest expense on deposits
A summary of interest expense on deposits is as follows:

	Years ended December 31,
	2012	2011	2010
	(In Thousands)

Interest-bearing demand deposits	$23	30	37
Money market and savings deposits	272	369	493
Time deposits	9,182	14,890	20,459
	$9,477	15,289	20,989

Contractual maturities of time deposits
A summary of the contractual maturities of time deposits at June 30, 2013 is as follows:

(In Thousands)

Within one year	$463,336
More than one to two years	168,350
More than two to three years	12,553
More than three to four years	15,653
More than four through five years	21,986
After five years	13
$681,891

A summary of the contractual maturities of time deposits at December 31, 2012 is as follows:

(In Thousands)
Within one year	$454,561
One to two years	236,816
Two to three years	15,006
Three to four years	6,269
Four through five years	24,248
After five years	20
$736,920